Exploration and evaluation expenses	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Exploration and evaluation expenses

4	Exploration and evaluation expenses

	2026 USD	2025 USD
Geological consulting services	1,270,257	1,774,102

To date, geological consulting services include geological mapping, geochemical sampling, exploratory drilling, preliminary metallurgical test work, and the estimation of a mineral resource. Given the early stage of the project and the uncertainties of success, management has taken the option to expense all exploration and evaluation costs.